Cover	Oct. 08, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2026
Entity File Number	001-38594
Entity Registrant Name	Tilray Brands, Inc.
Entity Central Index Key	0001731348
Entity Tax Identification Number	82-4310622
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	265 Talbot Street West
Entity Address, City or Town	Leamington
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	N8H 4H3
City Area Code	844
Local Phone Number	845-7291
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	TLRY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false